Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)			$ 16.31
Strike price (in USD per share)			$ 18.75
Expected volatility			176.60%
Award life | shares			5.65
Expected dividends | $	$ 0	$ 0	$ 0
Risk-free interest rate			1.67%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 19.94	$ 15.95
Strike price (in USD per share)	$ 19.94	$ 18.75
Expected volatility	70.00%	80.00%
Award life | shares	5.5	5.02
Risk-free interest rate	51.00%	0.29%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 32.22	$ 48.77
Strike price (in USD per share)	$ 32.22	$ 48.77
Expected volatility	85.00%	206.00%
Award life | shares	6.08	6.08
Risk-free interest rate	133.00%	0.70%